Employee Benefit Plans, Benefit Plans Pre-tax Amounts Recognized in AOCL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 789	$ 682	$ 657
Defined Benefit Plan, Amortization of Net Gains (Losses)	108
Defined Benefit Plan, Accumulated Benefit Obligation		10,134	9,256
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(23)
Other Post-retirement Benefit Plans Amortization of Net Actuarial Loss	1
Other Post-retirement Benefit plans, Amortization of Prior Service Costs	(41)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		107	0	0
Pension Curtailment Gain, Net of Tax		66
Post Retirement Benefit, Plan Amendment, Change in Benefit Obligation		55
Post Retirement Benefit Plan, Plan Amendment, Change to Equity, Net of Tax		34
Post Retirement Benefit, Plan Amendment, Expense		13
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,277	7,940	7,561
Net actuarial loss (gain)		916	477
Prior service (credit) cost		23	22	21
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments		107	0	0
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)		2,552	1,867
Prior service (credit) cost		(37)	(167)
Total Pre-tax Loss (Gain)		2,515	1,700
Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)		70	54
Prior service (credit) cost		(163)	(200)
Total Pre-tax Loss (Gain)		$ (93)	$ (146)